T REX 2X LONG TELSA DAILY TARGET ETF
Schedule of Investments	September 30, 2024 (unaudited)

Other Assets In Excess of Liabilities - 100.00%	$462,292,610

TOTAL NET ASSETS - 100.00%	$462,292,610

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives LLC	Clear Street Derivatives LLC	Pay	X.XX% (OBFR01(b) +500pbs)	Monthly	11/22/2024	10,210,000	$154,339,894	$266,393,962

Clear Street Derivatives LLC	Clear Street Derivatives LLC	Pay	X.XX% (OBFR01(b) +300pbs)	Monthly	8/59/2026		$128,488,921	$(8,624,080)
TOTAL EQUITY SWAP CONTRACTS						10,210,000	$282,828,815	$257,769,882

(a) Includes cash which is being held as collateral for total return swap contracts.

(b) OBFR01 - Overnight Bank Funding Rate, 4.83% as of September 30, 2024.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2024:

	Level 1	Level 2	Level 3
Other
		Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Total Return Swap Contracts		$257,769,882		$257,769,882